Note 6 - Risk Management - Maximum Credit Risk Exposure (Details) € in Millions	Jun. 30, 2018 EUR (€)
Financial Assets Held For Trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 55,741
Debt securities Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	26,953
Equity Instruments Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,250
Loans and Advances to Customers Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	23,538
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,377
Loans and Advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,329
Debt Securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	290
Equity Instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,758
Financial assets designated at fair value throught profit or loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,487
Derivatives tradings and hedging [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	44,938
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	63,192
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	63,190
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	60,614
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	60,612
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,579
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,579
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Financial Assets At Amortised Cost Member | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	439,880
Financial Assets At Amortised Cost Member | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	388,929
Financial Assets At Amortised Cost Member | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,276
Financial Assets At Amortised Cost Member | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	18,675
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,311
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,311
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	11,795
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	11,785
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	390,661
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	339,788
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,246
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	18,627
Debt securities Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,113
Debt securities Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,045
Debt securities Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30
Debt securities Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	37
Total Financial Assets Risk [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	609,616
Total Financial Assets Risk [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	452,121
Total Financial Assets Risk [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,278
Total Financial Assets Risk [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	18,675
Total Loan Commitments and Financial Guarantees [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	171,492
Total Loan Commitments and Financial Guarantees [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	162,320
Total Loan Commitments and Financial Guarantees [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	8,116
Total Loan Commitments and Financial Guarantees [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,057
Total Maximun Credit Exposure [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	781,108
Total Maximun Credit Exposure [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	614,440
Total Maximun Credit Exposure [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	40,393
Total Maximun Credit Exposure [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 19,732